Cover	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 04, 2026
Entity Registrant Name	Central Bancompany, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	001-42965
Entity Tax Identification Number	43-0959114
Entity Address, City or Town	Jefferson City
Entity Address, Address Line One	238 Madison Street
Entity Address, Postal Zip Code	65101
Entity Address, State or Province	MO
Local Phone Number	634-1111
City Area Code	573
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	CBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0002065601
Amendment Description	This Amendment No. 1 to the Current Report on Form 8K/A is being filed with the Securities and Exchange Commission to amend the Current Report filed by Central Bancompany Inc. on February 5, 2026, the (“Existing 8-K”), to amend Exhibit 10.2 - Form of Performance-Based Restricted Stock Unit Award Issued Pursuant to the Central Bancompany, Inc. 2025 Equity Incentive Plan. A copy of the correct Exhibit 10.2 is included herewith as Exhibit 10.1 and should supersede Exhibit 10.2 in the Existing 8-K.This Amendment No.1 does not amend any other item of the Existing 8-K or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Existing 8-K. Except as noted, the Existing 8-K remains unchanged.